Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity
Par value of shares	$ 0.01	$ 0.01
Share capital, shares outstanding (in shares)	24,437,000	24,425,699	24,425,699	17,100,000